Income Taxes - Schedule of Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Pre-tax book loss	$ (30,500)	$ (12,317)	$ (53,349)	$ (39,187)	$ (48,990)	$ (53,295)
Tax at federal statutory rate					(10,288)	(11,192)
Stock-based compensation					3	1,060
State taxes					879	766
Foreign rate differential					(1,223)	(871)
Unrecognized tax benefit					549
Other adjustments					1,453	(1,707)
Valuation allowance					9,563	12,663
Total income tax provision	$ (969)	$ 390	$ (97)	$ 964	$ 936	$ 719